Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Accounts Receivable
Accounts receivable is comprised of the following:

	June 30, 2018		December 31, 2017
	Related Parties	Third-Parties	Related Parties	Third-Parties
	(In thousands)
Revenue receivable	$25,591	$3,011	$13,601	$1,153
Transaction purchase price settlement	—	—	2,381	—
Joint interest billings	35	840	20	83
Other	14	34	20	291
Accounts receivable	$25,640	$3,885	$16,022	$1,527

Accounts receivable is comprised of the following as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Related Parties	Third-Parties	Related Parties	Third-Parties
	(In thousands)
Revenue receivable	$13,601	$1,153	$4,554	$1,291
Transaction purchase price settlement	2,381	—	—	—
Joint interest billings	20	83	283	557
Other	20	291	—	80
Accounts receivable	$16,022	$1,527	$4,837	$1,928

Accounts receivable is comprised of the following as of December 31, 2017 and 2016:

Schedule of Revenue by Major Customers
Each of the following purchasers accounted for 10% or more of the Company's revenue for the periods presented:

	Year Ended December 31,
	2017	2016	2015
Gateway Gathering and Marketing (1)	80%	70%	54%
ETC Field Services, LLC	10	17	—
Sunoco Inc.	—	—	13
Enlink Midstream Services, LLC	—	10	11
Regency Energy Partners, LP	—	—	11

(1)	For a further discussion see Note 15 - Related Party Transactions